PROPERTY AND EQUIPMENT, NET - Depreciation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation [Abstract]
Depreciation expense	$ 169,067	$ 116,783	$ 54,902
Impairment loss	0	0	0
Cost of Revenue [Member]
Depreciation [Abstract]
Depreciation expense	118,691	80,245	31,203
Sales and Marketing Expenses [Member]
Depreciation [Abstract]
Depreciation expense	4,965	3,200	3,712
General and Administrative Expenses [Member]
Depreciation [Abstract]
Depreciation expense	41,384	31,282	19,009
Research and Development Expenses [Member]
Depreciation [Abstract]
Depreciation expense	$ 4,027	$ 2,056	$ 978